Intangible assets - Goodwill - Assumptions (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Cash-generating units information
Increase (decrease) through net exchange differences, goodwill		€ 230	$ (556,000,000)	€ (556)	$ (1,704,000,000)	€ (1,700)
Impairment loss recognised in profit or loss, goodwill		€ 1,491		€ 0		€ 899
Impairment loss, net of tax, goodwill | $	$ 1,491,000,000		$ 0		$ 899,000,000
Grupo Santander UK
Cash-generating units information
Projected period	5 years	5 years
Discount rate (as a percent)	8.50%	8.50%	8.40%	8.40%	8.40%	8.40%
Nominal perpetual growth rate (as a percent)	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Impairment loss recognised in profit or loss, goodwill		€ 1,491
Santander Bank Polska SA
Cash-generating units information
Projected period	5 years	5 years
Discount rate (as a percent)	9.20%	9.20%
Nominal perpetual growth rate (as a percent)	3.50%	3.50%
Santander Consumer USA
Cash-generating units information
Projected period	3 years	3 years
Discount rate (as a percent)	9.50%	9.50%	11.10%	11.10%	10.70%	10.70%
Nominal perpetual growth rate (as a percent)	1.50%	1.50%	1.50%	1.50%	2.50%	2.50%
Impairment loss recognised in profit or loss, goodwill						€ 799
Santander Bank, National Association
Cash-generating units information
Projected period	5 years	5 years
Discount rate (as a percent)	9.60%	9.60%	10.60%	10.60%	10.10%	10.10%
Nominal perpetual growth rate (as a percent)	3.60%	3.60%	3.80%	3.80%	3.70%	3.70%
Santander Consumer Germany
Cash-generating units information
Projected period	5 years	5 years
Discount rate (as a percent)	8.20%	8.20%	8.50%	8.50%	8.60%	8.60%
Nominal perpetual growth rate (as a percent)	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Santander Asset Management (SAM)
Cash-generating units information
Projected period	5 years	5 years
Discount rate (as a percent)	10.00%	10.00%	9.60%	9.60%
Nominal perpetual growth rate (as a percent)	2.50%	2.50%	2.50%	2.50%
Santander Portugal
Cash-generating units information
Projected period	5 years	5 years
Discount rate (as a percent)	8.90%	8.90%	9.60%	9.60%	10.00%	10.00%
Nominal perpetual growth rate (as a percent)	2.00%	2.00%	2.00%	2.00%	2.50%	2.50%
Santander Consumer Bank (Nordics)
Cash-generating units information
Projected period	5 years	5 years
Discount rate (as a percent)	8.60%	8.60%	9.20%	9.20%	9.00%	9.00%
Nominal perpetual growth rate (as a percent)	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Minimum
Cash-generating units information
Earnings projections based on financial budgets, approve period	3 years	3 years
Maximum
Cash-generating units information
Earnings projections based on financial budgets, approve period	5 years	5 years